Other taxes and royalties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other taxes and royalties	Note 25. Other taxes and royalties

	As of December 31, 2021	As of December 31, 2020
Current

Royalties	9,547	4,152
Tax withholdings	873	843
VAT	33	46
Other	919	76

Total current	11,372	5,117